Shareholders’ Equity (Details)					1 Months Ended		12 Months Ended
		Jun. 08, 2023 $ / shares shares	Sep. 15, 2022 USD ($) $ / shares shares	Sep. 05, 2022 $ / shares shares	May 31, 2025 shares	Apr. 30, 2025 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Apr. 19, 2024 $ / shares shares	Apr. 17, 2024 $ / shares shares	Sep. 15, 2022 HKD ($) $ / shares	Jul. 15, 2022 $ / shares	Jun. 30, 2022 shares	Aug. 25, 2021 $ / shares shares
Shareholders’ Equity [Line Items]
Entity Incorporation, Date of Incorporation							Aug. 25, 2021
Ordinary shares issued	[1]						22,169,854	12,977,354
Ordinary shares no par value (in Dollars per share) | $ / shares	[1]
Split of ordinary shares ratio		1:1.225		a split of the issued and outstanding ordinary shares at a ratio of 1:10,714.286 shares
Ordinary shares outstanding	[1]						22,169,854	12,977,354
Gross proceeds (in Dollars) | $							$ 9,052,272
Share capital (in Dollars) | $								$ 2,342,882
Stock issued during the period			10,714,286
Ordinary shares issued							110,000
Shares exercise							40,000
Interim dividend per shares | (per share)			$ 0.01429									$ 0.11199
Dividend paid			$ 153,061									$ 1,200,000
Dividend per share (in Dollars per share) | $ / shares									$ 0.014
Proceeds from Issuance of Warrants (in Dollars) | $
Exercise price (in Dollars per share) | $ / shares
Warrant [Member]
Shareholders’ Equity [Line Items]
Stock issued during the period							8,950,000
Ordinary shares issued							2,983,332
Redemption of Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares				$ 1
Ordinary shares issued				1,000
Ordinary shares no par value (in Dollars per share) | $ / shares
Redemption of shares				1,000
SuperX Industries [Member]
Shareholders’ Equity [Line Items]
Remaining interest acquired percentage							49.00%
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized							50,000
Ordinary shares par value (in Dollars per share) | $ / shares							$ 1			$ 4	$ 4		$ 1
Ordinary shares issued		13,125,000		10,714,286					10,714,286	263,068	2,000,000			10,714,286
Ordinary shares outstanding				10,714,286					10,714,286					10,714,286
Stock issued during the period	[2]							2,263,068
Ordinary shares issued	[2]						110,000
Shares exercise	[2]						40,000
Common Stock Dividends, Shares							2,983,332
Warrant [Member]
Shareholders’ Equity [Line Items]
Ordinary shares outstanding							2,983,332
Number of shares available for grant							15,845,359
SuperX Industries [Member]
Shareholders’ Equity [Line Items]
Stock issued during the period							1,146,961
SuperX Industries [Member]
Shareholders’ Equity [Line Items]
Number of shares issued for acquisitions					1,176,961	2,450,000	62,500
Interest acquired percentage							51.00%
SuperX Industries [Member] | SuperX Industries [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Number of shares issued for acquisitions							30,000
Controlling Shareholder [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares															$ 1
Ordinary shares issued															1,000
Amended Memorandum of Association [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued		10,714,286
Ordinary shares no par value (in Dollars per share) | $ / shares
Maximum [Member]
Shareholders’ Equity [Line Items]
Split of ordinary shares ratio		1.225:1
Stock issued during the period							3.45
Maximum [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares							$ 3.45
Minimum [Member]
Shareholders’ Equity [Line Items]
Stock issued during the period							3.34
Minimum [Member] | SuperX Industries [Member]
Shareholders’ Equity [Line Items]
Remaining interest acquired percentage					49.00%
Minimum [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares							$ 3.34
IPO [Member]
Shareholders’ Equity [Line Items]
Costs capitalized (in Dollars) | $									$ 961,964
IPO [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued										2,000,000
Ordinary shares no par value (in Dollars per share) | $ / shares
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars) | $							$ 7,861,876
Underwriting Discounts [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars) | $							$ 1,190,396

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.